Asset impairment (Tables)	12 Months Ended
Dec. 31, 2022
Asset Impairment Charges [Abstract]
Schedule of Asset Impairment
Asset impairment consisted of the following for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Flight equipment held for operating leases (Note 7)	$96,591	$128,409	$986,559
Goodwill	—	—	58,094
Flight equipment held for sale	—	—	5,483
Maintenance rights and other	—	—	36,847
	$96,591	$128,409	$1,086,983